LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES

ROU assets and liabilities consist of the following:

	December 31, 2021	December 31, 2020
ROU assets	$3,620,523	$-

Current portion of lease liabilities	$1,715,726	$-
Long term lease liabilities, net of current portion	2,030,722	-
Total lease liabilities	$3,746,498	$-

SCHEDULE OF MINIMUM FUTURE COMMITMENTS

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at December 31, 2021 were as follows:

Year ended December 31,
2022	$2,030,772
2023	2,090,820
2024	31,850
2025	20,550
2026	1,300
Total Minimum Lease Payments	$4,175,292
Less: Imputed Interest	$(428,794)
Present Value of Lease Payments	$3,746,498
Less: Current Portion	$(1,715,726)
Long Term Portion	$2,030,722